Related parties - Disclosure of aggregate compensation of the members of the Group’s Board of Directors and CEO (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Fixed compensation owed	€ 471	€ 322	€ 304
Variable compensation owed	282	193	144
Contributions in-kind	32	9	9
Employer contributions	0	17	18
Attendance fees—Board of Directors	375	103	85
Share-based payments	6,561	(217)	179
Departure indemnities	1,210	0	0
Total	€ 8,930	€ 427	€ 738